UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	August 14, 2008

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	62

Form 13F Information Table Value Total:  	$247,935,000

Bainco International Investors
June 30, 2008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     3453   121930 SH       SOLE                   121930
AT&T Inc.                      COM              00206R102      349    10357 SH       SOLE                    10357
Altria Group Inc               COM              02209S103     1545    75164 SH       SOLE                    75164
Amgen                          COM              031162100      283     6000 SH       SOLE                     6000
Apple Inc                      COM              037833100     4758    28415 SH       SOLE                    28415
Applied Materials              COM              038222105     3420   179150 SH       SOLE                   179150
Avon Products Inc              COM              054303102     5294   146975 SH       SOLE                   146975
BP PLC Spons-ADR               COM              055622104      218     3138 SH       SOLE                     3138
Baxter International Inc       COM              071813109    10927   170895 SH       SOLE                   170895
Berkshire Hathaway Cl A        COM              084670108      604        5 SH       SOLE                        5
Best Buy Company Inc           COM              086516101     3728    94150 SH       SOLE                    94150
Bristol Myers Co               COM              110122108     3664   178450 SH       SOLE                   178450
CVS Caremark Corp              COM              126650100     8046   203330 SH       SOLE                   203330
Carnival Corporation           COM              143658300     2343    71075 SH       SOLE                    71075
Charles Schwab Corp            COM              808513105     5739   279425 SH       SOLE                   279425
Chevron Texaco Corp.           COM              166764100      397     4000 SH       SOLE                     4000
Cisco Systems Inc              COM              17275R102     6535   280954 SH       SOLE                   280954
Citigroup Inc                  COM              172967101      913    54500 SH       SOLE                    54500
Citrix Systems Inc             COM              177376100     4208   143075 SH       SOLE                   143075
Coach Inc                      COM              189754104     4077   141175 SH       SOLE                   141175
ConocoPhillips                 COM              20825C104     8686    92020 SH       SOLE                    92020
Covidien LTD                   COM              G2552X108     4002    83562 SH       SOLE                    83562
Du Pont E.I. De Nemours        COM              263534109     3484    81225 SH       SOLE                    81225
EMC Corp                       COM              268648102     2585   175950 SH       SOLE                   175950
Emerson Electric               COM              291011104     4821    97490 SH       SOLE                    97490
Expeditors Int'l of Washington COM              302130109     3616    84100 SH       SOLE                    84100
Exxon Mobil Corp               COM              30231g102     5939    67393 SH       SOLE                    67393
Genentech Inc.                 COM              368710406      395     5200 SH       SOLE                     5200
General Electric               COM              369604103      585    21905 SH       SOLE                    21905
Hartford Financial Services    COM              416515104     5145    79685 SH       SOLE                    79685
Hexcel Corporation             COM              428291108     5869   304070 SH       SOLE                   304070
Intel Corporation              COM              458140100     1171    54525 SH       SOLE                    54525
International Business Machine COM              459200101      710     5990 SH       SOLE                     5990
JP Morgan Chase                COM              46625h100     6933   202056 SH       SOLE                   202056
Johnson & Johnson              COM              478160104    30320   471246 SH       SOLE                   471246
Juniper Networks Inc.          COM              48203r104     1867    84153 SH       SOLE                    84153
Lawson Software                COM              52078P102     2781   382550 SH       SOLE                   382550
Lululemon Athletica Inc        COM              550021109      332    11420 SH       SOLE                    11420
Marathon Oil Corp              COM              565849106     4868    93845 SH       SOLE                    93845
Maxim Integrated Prods.        COM              57772K101      423    20000 SH       SOLE                    20000
Merck                          COM              589331107      285     7556 SH       SOLE                     7556
Microsoft Corp                 COM              594918104     8354   303685 SH       SOLE                   303685
Mobilepro Corp.                COM              60742e205        1   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     6501   364405 SH       SOLE                   364405
Nortel Networks Corp           COM              656568508      197    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     3254    47450 SH       SOLE                    47450
Office Depot                   COM              676220106      181    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     5061   241000 SH       SOLE                   241000
Pfizer Inc                     COM              717081103      302    17310 SH       SOLE                    17310
Philip Morris International    COM              718172109     3609    73064 SH       SOLE                    73064
Smith International Inc        COM              832110100     5389    64820 SH       SOLE                    64820
Staples Inc                    COM              855030102     2769   116580 SH       SOLE                   116580
Starent Networks Corp          COM              85528p108     2019   160505 SH       SOLE                   160505
The Cheesecake Factory         COM              163072101      378    23750 SH       SOLE                    23750
Tyler Technologies Inc.        COM              902252105    24936  1837588 SH       SOLE                  1837588
UnitedHealth Group             COM              91324p102     3125   119050 SH       SOLE                   119050
Valero Energy                  COM              91913Y100      548    13300 SH       SOLE                    13300
Viacom Inc Cl B                COM              92553P201     4450   145699 SH       SOLE                   145699
Wal-Mart Stores                COM              931142103     4903    87250 SH       SOLE                    87250
Willis Group Holdings Limited  COM              G96655108     2475    78900 SH       SOLE                    78900
Windstream Corp                COM              97381w104     3942   319488 SH       SOLE                   319488
Yum Brands Inc.                COM              988498101      226     6432 SH       SOLE                     6432